Property, Plant and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2022	June 30, 2022
Building and improvements	$5,150,077	$4,416,120
Office and electronic equipment	412,837	85,732
Motor vehicles	349,849	323,490
Machinery	183,048	-
Total property, plant and equipment, at cost	6,095,812	4,825,342
Less: accumulated depreciation	(838,998)	(230,238)
Property, plant and equipment, net	$5,256,814	$4,595,104